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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07733

                          Pioneer International Equity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31


Date of reporting period:  April 1, 2004 through March 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


                                     PIONEER
                                     -------
                                  INTERNATIONAL
                                     EQUITY
                                      FUND

                                     Annual
                                     Report

                                     3/31/05

                          [Logo] PIONEER
                                 Investments(R)


Table of Contents
--------------------------------------------------------------------------------
Letter to Shareowners                                                   1

Portfolio Summary                                                       2

Prices and Distributions                                                3

Performance Update                                                      4

Comparing Ongoing Fund Expenses                                         9

Portfolio Management Discussion                                         11

Schedule of Investments                                                 14

Financial Statements                                                    20

Notes to Financial Statements                                           28

Report of Independent Registered Public Accounting Firm                 37

Factors Considered by the Independent Trustees in
Approving the Management Contract                                       38

Trustees, Officers and Service Providers                                43

Pioneer Family of Mutual Funds                                          50

Pioneer International Equity Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 3/31/05
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
U.S. stocks moved higher for much of the first quarter, with the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average advancing to three-year highs in early March. But from that point on, soaring oil prices and the steady ratcheting up of interest rates overwhelmed sentiment and caused stocks to retrace their gains. The Dow Industrials and the S&P 500 each lost about two-and-a-half percent for the period, while the tech-heavy NASDAQ composite fell over eight percent.

With investors less welcoming of risk, large-capitalization stocks, viewed as more stable, held up better than small- and mid-sized issues. And value stocks were more resilient than growth stocks across all capitalization ranges.

Determined to prevent damaging inflation, the Federal Reserve Board has repeatedly raised short-term interest rates. As a result, bond returns were modestly negative in most sectors. Fixed-income investors also became more risk averse; high-yield and other corporate sectors retrenched after a run of stellar performance, while Treasuries and mortgage-backed securities showed small declines. Municipal revenue bonds trended higher against a backdrop of heavy new issuance by states and localities.

Higher U.S. interest rates enhanced the dollar's appeal and brought at least a pause in its long, sharp drop. But the stronger dollar meant muted returns for U.S. investors in overseas markets. Globally, economies rich in metals and other industrial commodities continued to thrive on heavy demand from China and elsewhere. Meanwhile, growth in Japan may have stalled, and Europe's expansion moved ahead slowly.

We believe that the U.S. economy and corporate earnings will continue to grow at a comfortable pace. And although oil prices and interest rates remain real concerns, Pioneer's global investment experts continue to find what we believe are attractive stocks and bonds for our domestic and international funds.

Welcome to former Safeco fund shareowners

With this report, we also would like to acknowledge the investors in former Safeco mutual funds who now are shareowners of Pioneer funds. We would like to welcome you again to the Pioneer fund family and assure you of our commitment to provide the highest quality portfolio management and personal service. Pioneer has emerged as a growing presence in the ranks of major U.S. management firms. As a shareowner in a Pioneer mutual fund, you have significantly more investment options available to you. A conversation with your investment professional will help you understand how these new funds may enhance your portfolio diversification and fit in with your long-range goals. Or, feel free to call Pioneer directly at 1-800-225-6292 for assistance.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Respectfully, [GRAPHIC]

/S/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer International Equity Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 3/31/05
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following datea is represented as a pie chart in the printed annual report]

International Common Stocks                             89.5%
Depositary Receipts for International Stocks             4.1%
Temporary Cash Investment                                3.5%
International Preferred Stocks                           1.9%
U.S. Common Stocks                                       1.0%

Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following datea is represented as a bar chart in the printed annual report]

United Kingdom                                          21.4%
Japan                                                   20.7%
France                                                  20.6%
Germany                                                  8.3%
Switzerland                                              5.3%
Ireland                                                  4.4%
Spain                                                    4.2%
South Korea                                              3.8%
Italy                                                    2.8%
Netherlands                                              2.5%
Belgium                                                  1.1%
Russia                                                   1.0%
People's Republic of China                               1.0%
United States                                            1.0%
Other (individually less than 1%)                        1.9%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

--------------------------------------------------------------------------------
1.    Vodafone Group Plc    3.55%     6.    Royal Bank of Scotland
                                            Group Plc                  2.83%
--------------------------------------------------------------------------------
2.    BP Amoco Plc          3.32      7.    France Telecom SA          2.56
--------------------------------------------------------------------------------
3.    UBS AG                3.23      8.    GlaxoSmithKline Plc        2.50
--------------------------------------------------------------------------------
4.    BNP Paribas SA        3.08      9.    TNT Post Group N.V.        2.47
--------------------------------------------------------------------------------
5.    Eni S.p.A.            2.85     10.    Compagnie de Saint
                                            Gobain                     2.38
--------------------------------------------------------------------------------

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer International Equity Fund

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

Class          3/31/05          3/31/04
               -------          -------
 A             $20.72           $17.55
 B             $19.20           $16.41
 C             $18.99           $16.21

 Class         3/31/05          8/11/04
               -------          -------
 Y             $20.83           $17.40

Class          3/31/05          12/11/04
               -------          --------
 Investor      $20.75           $19.70

Distributions Per Share - 4/1/04 - 3/31/05
--------------------------------------------------------------------------------

                    Net
                 Investment     Short-Term      Long-Term
                   Income     Capital Gains   Capital Gains
Class           ------------ --------------- --------------
 A                 $   -        $   -           $   -
 B                 $   -        $   -           $   -
 C                 $   -        $   -           $   -
 Y                 $   -        $   -           $   -
 Investor Class    $   -        $   -           $   -

Pioneer International Equity Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/05                             CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart below shows the change in value of a $10,000 investment made in Pioneer International Equity Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) EAFE Index.

Average Annual Total Returns
(As of March 31, 2005)

                   Net Asset    Public Offering
Period               Value        Price (POP)
Life of Class
(10/31/96)           4.90%           4.16%
5 Years             -4.28           -5.41
1 Year              18.06           11.28

Value of $10,000 Investment

[The following table was depicted as a mountain chart in the printed material.]

                Pioneer          MSCI
             International       EAFE
              Equity Fund       Index
10/96             9422          10000
                 10488          10103
                 12728          11982
3/99             11803          12705
                 17542          15895
3/01             11410          11785
                 10841          10833
3/03              7917           8279
                 11936          13040
9/05             14093          15004

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

The Fund will charge a 2% redemption fee on proceeds from shares redeemed or exchanged within 30 days of acquiring (either by purchasing or exchanging) Fund shares. See the prospectus for complete details.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far
East) Index is a commonly used measure of international growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer International Equity Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/05                             CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart below shows the change in value of a $10,000 investment made in Pioneer International Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) EAFE Index.

Average Annual Total Returns
(As of March 31, 2005)
                      If          If
Period               Held      Redeemed
Life of Class
(10/31/96)           3.93%       3.93%
5 Years             -5.14       -5.14
1 Year              17.00       13.00

Value of $10,000 Investment

[The following table was depicted as a mountain chart in the printed material.]

              Pioneer          MSCI
           International       EAFE
            Equity Fund       Index
10/96          10000          10000
               11053          10103
               13300          11982
3/99           12212          12705
               18001          15895
3/01           11615          11785
               10941          10833
3/03            7916           8279
               11819          13040
9/05           13829          15004

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If redeemed" returns reflect the deduction of applicable contingent deferred sales charge (CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

The Fund will charge a 2% redemption fee on proceeds from shares redeemed or exchanged within 30 days of acquiring (either by purchasing or exchanging) Fund shares. See the prospectus for complete details.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far
East) Index is a commonly used measure of international growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer International Equity Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/05                             CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart below shows the change in value of a $10,000 investment made in Pioneer International Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) EAFE Index.

Average Annual Total Returns
(As of March 31, 2005)
                      If           If
Period               Held       Redeemed
Life of Class
(10/31/96)           3.79%       3.79%
5 Years             -5.33       -5.33
1 Year              17.15       17.15

Value of $10,000 Investment

[The following table was depicted as a mountain chart in the printed material.]

              Pioneer          MSCI
           International       EAFE
            Equity Fund       Index
10/96          10000          10000
               11080          10103
               13313          11982
3/99           12225          12705
               17987          15895
3/01           11601          11785
               10877          10833
3/03            7844           8279
               11676          13040
9/05           13679          15004

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

The Fund will charge a 2% redemption fee on proceeds from shares redeemed or exchanged within 30 days of acquiring (either by purchasing or exchanging) Fund shares. See the prospectus for complete details.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far
East) Index is a commonly used measure of international growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer International Equity Fund
PERFORMANCE UPDATE 3/31/05                             CLASS Y SHARES

Investment Returns
--------------------------------------------------------------------------------
The mountain chart below shows the change in value of a $10,000 investment made in Pioneer International Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) EAFE Index.

Average Annual Total Returns
(As of March 31, 2005)
                      If          If
Period               Held      Redeemed
Life of Class
(8/10/04)            4.97%       4.97%
5 Years             -4.18       -4.18
1 Year              19.71       19.71

Value of $10,000 Investment

[The following table was depicted as a mountain chart in the printed material.]

              Pioneer          MSCI
           International       EAFE
            Equity Fund       Index
10/96          10000          10000
               11132          10103
               13509          11982
3/99           12527          12705
               18617          15895
3/01           12110          11785
               11506          10833
3/03            8402           8279
               12669          13040
9/05           15036          15004

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares.
Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher.
Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains.
Other share classes are available for which performance and expenses will differ.

The Fund will charge a 2% redemption fee on proceeds from shares redeemed or exchanged within 30 days of acquiring (either by purchasing or exchanging) Fund shares. See the prospectus for complete details.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far
East) Index is a commonly used measure of international growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike
Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

                                                                               7

Pioneer International Equity Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/05                  INVESTOR CLASS SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------


Average Annual Total Returns
(As of March 31, 2005)

                      If        If
Period               Held    Redeemed
Life of Class
(12/11/04)          5.33%      5.33%









Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Certain Pioneer funds (the "Funds") issued Investor Class shares in connection with the reorganization of Safeco mutual funds. The Funds are not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Funds' outstanding Investor Class shares. All Investor Class shares of the Funds, whenever issued, convert to Class A shares of their respective Funds on December 10, 2006. Investor Class shares are not subject to sales charges.

The Fund will charge a 2% redemption fee on proceeds from shares redeemed or exchanged within 30 days of acquiring (either by purchasing or exchanging) Fund shares. See the prospectus for complete details.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table does not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer International Equity Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments and redemption fees.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000 Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer International Equity Fund

Based on actual returns from October 1, 2004 through March 31, 2005

Actual
-------------------------------------------------------------------------------------------
                                                                                 Investor
Share Class                      A            B            C            Y          Class
-------------------------------------------------------------------------------------------
Beginning Account Value    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
On 10/1/04
(12/11/04 for Investor Class)

Ending Account Value       $1,135.30    $1,130.76    $1,131.67    $1,140.10    $1,053.30
(after expenses)
On 3/31/05

Expenses Paid During       $    8.18    $   13.22    $   12.06    $    8.15    $    3.50
Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.54%, 2.49%, 2.27%, 1.53% and 1.12% for Class A, Class B, Class C, Class Y and Investor Class shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period), 111/365 for Investor Class.

Pioneer International Equity Fund

-------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
-------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer International Equity Fund

Based on a hypothetical 5% return before expenses, reflecting the period from October 1, 2004 through March 31, 2005

Actual
-------------------------------------------------------------------------------------------
                                                                                 Investor
Share Class                      A            B            C            Y          Class
-------------------------------------------------------------------------------------------
Beginning Account Value    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
On 10/1/04
(12/11/04 for Investor Class)

Ending Account Value       $1,016.70    $1,012.27    $1,012.72    $1,020.59    $1,011.80
(after expenses)
On 3/31/05

Expenses Paid During       $    7.72    $   12.48    $   11.39    $    7.69    $    3.43
Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.54%, 2.49%, 2.27%, 1.53% and 1.12% for Class A, Class B, Class C, Class Y and Investor Class shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period), 111/365 for Investor Class.

Pioneer International Equity Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 3/31/05
--------------------------------------------------------------------------------

The 12 months ended March 31, 2005, was a rewarding year for Pioneer International Equity Fund's shareowners, even as concerns about higher interest rates and oil prices tempered expectations. Holding the right mix of stocks proved advantageous, but currency factors also influenced the Fund's favorable results, as lead portfolio manager Christopher Smart discusses in the following interview.

Q:   How did the Fund perform during the 12 months ended March 31, 2005?

A: For the fiscal year ended March 31, 2005 the Fund's Class A shares produced a total return of 18.06% at net asset value. The returns surpassed the Morgan Stanley Capital International (MSCI) EAFE Index, which generated 15.06% for the same period. The Fund also fared well against its Lipper peers. The average return of the 290 International Multi-Cap Core funds in the Lipper category was 13.61%.

     Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   What accounted for the Fund's outperformance?

A: Several key holdings contributed to the Fund's strong performance. Following the merger of the two French giants that created the world's third largest pharmaceutical firm, the stock of Sanofi-Aventis climbed dramatically in response to its aggressive efforts to pay down the debt and cut costs. After such a sharp rise in its stock price, we sold the stock in March believing that the stock was fully valued.

     Macroeconomic growth across much of Europe remains sluggish as a result of weak consumption, slowing export demand and a strong euro. However, the Fund holds several companies that are growing well. The Spanish construction firm ACS Actividades benefited from government-sponsored infrastructure construction

Pioneer International Equity Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 3/31/05                            (continued)
--------------------------------------------------------------------------------

     projects. Allied Irish Bank, which holds a dominant position in Ireland's banking industry continued to grow its loan book amid weak competition and attractive interest rate margins that are boosting profits.

     In Japan, where the Fund holds nearly a fifth of its assets, domestic demand remains weak, but equity valuations are reasonable. Prefabricated housing and construction materials manufacturer Sekisui Chemical rallied with the recovery in the property market. Meanwhile, investments in Sammy-Sega, a leader in the gaming industry, rose sharply in response to the rising demand by gambling casinos worldwide.

     Two of the Fund's positions in emerging markets were also significant contributors to performance. Unibanco, Brazil's third largest bank has an extensive retail network in Brazil and profited from a continued acceleration of consumer spending and growth in its credit card business and consumer lending. In Turkey, the mobile phone carrier Turkcell Iletism Hizmet, which currently holds 60% market share, is attracting increasing numbers of subscribers as domestic spending continued to grow.

     Finally, the Fund was helped by its underweight position in the information technology sector, which underperformed the market last year. We have long been concerned that their stocks were overvalued relative to the strength in demand and the limited pricing power of many technology firms.

Q:   What detracted from performance?

A: Despite the positive gains for the fiscal year, there were some disappointments. The drug retailer Boots (United Kingdom) fell because management was not able to deliver the profitability anticipated by its new business model. We view this as a short-term issue and believe that the company has a strong franchise with good name recognition and will be able to hold its market share in the face of growing competition. PSA Peugeot-Citroen declined on concerns that it will suffer from a weaker dollar and higher import costs. Lastly, East Japan Railway lagged as it faced increasing competition, which limited its ability to push through fare increases.

Pioneer International Equity Fund

Q:   Did currency fluctuations have a material effect on performance?

A: Yes. For much of the fiscal year, the U.S. dollar was weak, particularly against the euro. A key factor behind the dollar's depreciation was the expanding U.S. current account deficit and the apparent willingness of the Administration to let it weaken.

Q:   What is your outlook for the new fiscal year?

A: We are upbeat about prospects for international equity markets. Global growth is moderating in some regions, but remains strong overall. We continue to be encouraged by strength in the U.S. economy, which acts like an engine for global growth and investment, and by signs that European economies, while still struggling, are moving in a positive direction. We think Japan is healthier than many of the headline statistics suggest, due to encouraging underlying trends in property prices and corporate spending. Our primary focus, however, remains on markets and stocks that we consider to be attractive in terms of valuation and risk.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The portfolio focuses on companies in a limited number of sectors making it more susceptible to adverse economic, political, or regulatory developments affecting those sectors than a portfolio that invests more broadly. These risks may increase share price volatility.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

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Pioneer International Equity Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/05
--------------------------------------------------------------------------------

  Shares                                                              Value
             PREFERRED STOCKS - 1.9%
             Automobiles & Components - 1.9%
             Automobile Manufacturers - 1.9%
  1,883      Porsche AG                                         $ 1,366,424
                                                                -----------
             Total Automobiles & Components                     $ 1,366,424
                                                                -----------
             TOTAL PREFERRED STOCK                              $ 1,366,424
                                                                -----------
             (Cost $1,045,181)
             COMMON STOCK - 97.9%
             Energy - 7.8%
             Integrated Oil & Gas - 6.1%
225,500      BP Amoco Plc                                       $ 2,344,659
 77,196      Eni SpA                                              2,008,861
                                                                -----------
                                                                $ 4,353,520
                                                                -----------
             Oil & Gas Refining Marketing & Transportation - 1.7%
 44,800      Repsol SA (c)                                      $ 1,185,372
                                                                -----------
             Total Energy                                       $ 5,538,892
                                                                -----------
             Materials - 12.2%
             Commodity Chemicals - 2.1%
 21,000      BASF India, Ltd.                                   $ 1,488,108
                                                                -----------
             Construction Materials - 6.9%
 17,861      CRH Plc                                            $   468,038
 38,430      CRH Plc                                              1,008,901
 15,513      Lafarge BR                                           1,501,497
 44,800      Ultra Tech Cement, Ltd.*                               362,255
 10,900      Vinci SA                                             1,570,760
                                                                -----------
                                                                $ 4,911,451
                                                                -----------
             Diversified Chemicals - 1.0%
 76,500      The Daimaru*                                       $   681,184
                                                                -----------
             Diversified Metals & Mining - 1.0%
 18,000      Freeport-McMoran Copper & Gold, Inc. (Class B)     $   712,980
                                                                -----------
             Industrial Gases - 1.2%
142,700      Taiyo Nippon Sanso Corp.*                          $   836,037
                                                                -----------
             Total Materials                                    $ 8,629,760
                                                                -----------

   The accompanying notes are an integral part of these financial statements.
14

Pioneer International Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                               Value
              Capital Goods - 10.1%
              Building Products - 1.1%
  40,100      Daewoo Heavy Industries & Machinery, Ltd.*          $   752,225
                                                                  -----------
              Construction & Engineering - 4.5%
  59,861      ACS, Actividades de Construccion y Servicios SA     $ 1,481,668
  27,608      Compagnie de Saint Gobain                             1,681,337
                                                                  -----------
                                                                  $ 3,163,005
                                                                  -----------
              Electrical Components & Equipment - 2.0%
  18,100      Schneider Electric SA                               $ 1,417,745
                                                                  -----------
              Industrial Conglomerates - 0.8%
 140,709      KOC Holding AS*                                         610,581
                                                                  -----------
                                                                  $   610,581
                                                                  -----------
              Industrial Machinery - 1.7%
  86,700      OSG Corp.* (c)                                      $ 1,200,296
                                                                  -----------
              Total Capital Goods                                 $ 7,143,852
                                                                  -----------
              Commercial Services & Supplies - 2.5%
              Diversified Commercial Services - 2.5%
  61,468      TNT Post Group N.V.                                 $ 1,746,941
                                                                  -----------
              Total Commercial Services & Supplies                $ 1,746,941
                                                                  -----------
              Automobiles & Components - 6.7%
              Auto Parts & Equipment - 2.0%
  21,600      Compagnie Generale des Etablissements Michelin      $ 1,419,103
                                                                  -----------
              Automobile Manufacturers - 4.7%
  15,875      Bayerische Motoren Werke AG                         $   720,829
  20,100      PSA Peugeot Citroen                                   1,276,580
  35,900      Toyota Motor Co.                                      1,335,671
                                                                  -----------
                                                                  $ 3,333,080
                                                                  -----------
              Total Automobiles & Components                      $ 4,752,183
                                                                  -----------
              Consumer Durables & Apparel - 2.2%
              Apparel, Accessories & Luxury Goods - 2.2%
   9,900      Adidas-Salomon AG                                   $ 1,570,202
                                                                  -----------
              Total Consumer Durables & Apparel                   $ 1,570,202
                                                                  -----------

   The accompanying notes are an integral part of these financial statements.
                                                                              15

Pioneer International Equity Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/05                                    (continued)
--------------------------------------------------------------------------------

   Shares                                                     Value
              Hotels, Restaurants & Leisure - 1.5%
              Casinos & Gaming - 1.5%
  18,000      Sega Sammy Holdings, Inc.                 $ 1,093,662
                                                        -----------
              Total Hotels, Restaurants & Leisure       $ 1,093,662
                                                        -----------
              Media - 1.6%
              Broadcasting & Cable Television - 1.6%
   6,400      Grupo Televisa SA (A.D.R.)                $   376,320
  39,400      Tokyo Broadcasting System*                    767,040
                                                        -----------
                                                        $ 1,143,360
                                                        -----------
              Total Media                               $ 1,143,360
                                                        -----------
              Retailing - 1.1%
              Computer & Electronics Retail - 1.1%
 266,800      Dixons Group Plc                          $   770,094
                                                        -----------
              Total Retailing                           $   770,094
                                                        -----------
              Food & Drug Retailing - 3.8%
              Drug Retail - 1.6%
  94,900      Boots Company Plc                         $ 1,118,227
                                                        -----------
              Food Retail - 2.2%
  15,900      Hyundai Department Store Co., Ltd.*       $   678,301
  23,700      Lawson, Inc.*                                 870,356
                                                        -----------
                                                        $ 1,548,657
                                                        -----------
              Total Food & Drug Retailing               $ 2,666,884
                                                        -----------
              Food Beverage & Tobacco - 1.8%
              Tobacco - 1.8%
  71,558      British American Tobacco Plc              $ 1,264,139
                                                        -----------
              Total Food Beverage & Tobacco             $ 1,264,139
                                                        -----------
              Pharmaceuticals & Biotechnology - 5.8%
              Pharmaceuticals - 5.8%
  42,200      Astrazeneca Plc                           $ 1,664,231
  76,759      GlaxoSmithKline Plc                         1,766,767
  10,531      Schering AG                                   697,942
                                                        -----------
                                                        $ 4,128,940
                                                        -----------
              Total Pharmaceuticals & Biotechnology     $ 4,128,940
                                                        -----------

   The accompanying notes are an integral part of these financial statements.
16

Pioneer International Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                          Value
              Banks - 13.7%
              Diversified Banks - 13.7%
  79,400      Allied Irish Banks Plc                         $ 1,660,275
 162,845      Barclays Plc                                     1,673,993
  30,600      BNP Paribas SA                                   2,171,165
  17,900      Kookmin Bank (A.D.R.)* (c)                         799,235
      40      Mitsubishi Tokyo Financial Group, Inc.*            346,581
  62,400      Royal Bank of Scotland Group Plc                 1,996,554
     200      UFJ Holdings, Inc.*                              1,052,346
                                                             -----------
                                                             $ 9,700,149
                                                             -----------
              Total Banks                                    $ 9,700,149
                                                             -----------
              Diversified Financials - 11.1%
              Consumer Finance - 1.5%
  16,200      Aeon Credit Service Co., Ltd.*                 $ 1,093,347
                                                             -----------
              Diversified Capital Markets - 5.3%
  34,000      CS Group*                                      $ 1,458,771
  26,976      UBS AG                                           2,276,815
                                                             -----------
                                                             $ 3,735,586
                                                             -----------
              Other Diversified Financial Services - 4.3%
  16,138      Societe Generale                               $ 1,675,969
 204,100      Sumitomo Trust Bank*                             1,329,706
                                                             -----------
                                                             $ 3,005,675
                                                             -----------
              Total Diversified Financials                   $ 7,834,608
                                                             -----------
              Insurance - 1.0%
              Life & Health Insurance - 1.0%
  27,000      China Life Insurance Co. (A.D.R.)* (c)         $   717,930
                                                             -----------
              Total Insurance                                $   717,930
                                                             -----------
              Real Estate -  1.3%
              Real Estate Management & Development - 1.3%
  77,000      Mitsui Fudosan Co.                             $   899,965
                                                             -----------
              Total Real Estate                              $   899,965
                                                             -----------
              Software & Services - 1.2%
              IT Consulting & Other Services - 1.2%
   4,200      OBIC Co., Ltd.*                                $   819,477
                                                             -----------
              Total Software & Services                      $   819,477
                                                             -----------

   The accompanying notes are an integral part of these financial statements.
                                                                              17

Pioneer International Equity Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/05                                    (continued)
--------------------------------------------------------------------------------

   Shares                                                            Value
               Technology Hardware & Equipment - 0.8%
               Office Electronics - 0.8%
   58,900      Konica Minolta Holdings, Inc.*                  $   594,736
                                                               -----------
               Total Technology Hardware & Equipment           $   594,736
                                                               -----------
               Semiconductors - 1.2%
               Semiconductor Equipment - 1.2%
   14,600      Tokyo Electron, Ltd.*                           $   832,247
                                                               -----------
               Total Semiconductors                            $   832,247
                                                               -----------
               Telecommunication Services - 10.5%
               Integrated Telecommunication Services - 4.3%
   17,900      Belgacom SA*                                    $   739,921
   60,434      France Telecom SA                                 1,806,444
    9,100      KT Corp.*                                           193,921
   16,601      Telefonica SA                                       289,087
                                                               -----------
                                                               $ 3,029,373
                                                               -----------
               Wireless Telecommunication Services - 6.2%
    1,100      Jupiter Telecommunications Co., Ltd.*           $   877,373
   20,800      Mobile Telesystems (A.D.R.)                         731,952
   11,900      SK Telecom Co., Ltd. (c)                            234,668
  943,714      Vodafone Group Plc                                2,509,693
                                                               -----------
                                                               $ 4,353,686
                                                               -----------
               Total Telecommunication Services                $ 7,383,059
                                                               -----------
               TOTAL COMMON STOCK                              $69,231,080
                                                               -----------
               (Cost $60,421,559)
               TEMPORARY CASH INVESTMENTS - 3.6%
               Security Lending Collateral - 3.6%
2,577,391      Securities Lending Investment Fund, 2.74%       $ 2,577,391
                                                               -----------
               TOTAL TEMPORARY CASH INVESTMENTS                $ 2,577,391
                                                               -----------
               (Cost $2,577,391)
               TOTAL INVESTMENT IN SECURITIES - 103.4%         $73,174,895
                                                               -----------
               (Cost $64,044,131) (a)(b)
               OTHER ASSETS AND LIABILITIES - (3.4%)            (2,429,448)
                                                               -----------
               TOTAL NET ASSETS - 100.0%                       $70,745,447
                                                               ===========


   The accompanying notes are an integral part of these financial statements.
18

Pioneer International Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(A.D.R.) American Depositary Receipt

*        Non-income producing security

(a) Distributions if investments by country of issue (excluding temporary cash investments), as a percentage of total investment in equity securities, is as follows:

         United Kingdom                                                                  21.4%
         Japan                                                                           20.7%
         France                                                                          20.6%
         Germany                                                                          8.3%
         Switzerland                                                                      5.3%
         Ireland                                                                          4.4%
         Spain                                                                            4.2%
         South Korea                                                                      3.8%
         Italy                                                                            2.8%
         Netherlands                                                                      2.5%
         Belgium                                                                          1.1%
         Russia                                                                           1.0%
         People's Republic of China                                                       1.0%
         United States                                                                    1.0%
         Other (individually less than 1%)                                                1.9%
                                                                                        -----
                                                                                        100.0%
                                                                                        -----

(b) At March 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $64,304,117 was as follows:

         Aggregate gross unrealized gain for all investments in which there is
          an excess of value over tax cost                                         $9,800,769

         Aggregate gross unrealized loss for all investments in which there is
          an excess of tax cost over value                                           (929,991)
                                                                                   ----------
         Net unrealized gain                                                       $8,870,778
                                                                                   ==========

(c)    At March 31, 2005, the following securities were out on loan:

      Shares     Security                                                         Market Value
      25,625     China Life Insurance Co. (A.D.R.)*                                $  681,369
       9,405     Kookmin Bank (A.D.R.)*                                               419,933
      50,000     OSG Corp.*                                                           692,210
      17,400     Repsol SA                                                            460,390
      11,305     SK Telecom Co., Ltd.                                                 222,935
                                                                                   ----------
                 Total                                                             $2,476,837
                                                                                   ==========

Purchases and sales of securities (excluding temporary cash investments) for the year ended March 31, 2005 aggregated $64,291,877 and $56,386,351, respectively.

   The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 3/31/05
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (including securities loaned
   of $2,476,837) (cost $64,044,131)                                   $73,174,895
  Cash                                                                     662,619
  Foreign currency, at value (cost $9,329)                                   9,348
  Receivables -
   Investment securities sold                                              338,983
   Fund shares sold                                                        600,704
   Dividends, interest and foreign taxes withheld                          330,257
  Other                                                                     18,425
                                                                       -----------
     Total assets                                                      $75,135,231
                                                                       -----------
LIABILITIES:
  Payables -
   Investment securities purchased                                     $ 1,587,157
   Fund shares repurchased                                                  44,666
   Forward foreign currency settlement contracts, net                        1,243
   Upon return of securities loaned                                      2,577,391
  Due to affiliates                                                         96,789
  Accrued expenses                                                          80,938
                                                                       -----------
  Other                                                                      1,600
     Total liabilities                                                 $ 4,389,784
                                                                       -----------
NET ASSETS:
  Paid-in capital                                                      $60,891,283
  Accumulated net investment loss                                           (7,901)
  Accumulated net realized gain on investments and foreign
   currency transactions                                                   733,314
  Net unrealized gain on investments                                     9,130,764
  Net unrealized loss on forward foreign currency contracts and
   other assets and liabilities denominated in foreign currencies           (2,013)
                                                                       -----------
     Total net assets                                                  $70,745,447
                                                                       ===========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $27,905,883/1,346,598 shares)                      $     20.72
                                                                       ===========
  Class B (based on $12,631,869/657,739 shares)                        $     19.20
                                                                       ===========
  Class C (based on $6,924,645/364,646 shares)                         $     18.99
                                                                       ===========
  Investor Class (based on $10,655,556/513,397 shares)                 $     20.75
                                                                       ===========
  Class Y (based on $12,627,494/606,079 shares)                        $     20.83
                                                                       ===========
MAXIMUM OFFERING PRICE:
  Class A ($20.72 [divided by] 94.25%)                                 $     21.98
                                                                       ===========

   The accompanying notes are an integral part of these financial statements.
20

Pioneer International Equity Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 3/31/05

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $110,836)       $ 933,618
  Interest                                                       11,612
  Income from securities loaned, net                             40,191
                                                              ----------
     Total investment income                                                   $  985,421
                                                                               ----------
EXPENSES:
  Management fees                                             $ 462,399
  Transfer agent fees and expenses
   Class A                                                      152,019
   Class B                                                       76,078
   Class C                                                       32,789
   Investor Class                                                15,105
   Class Y                                                          223
  Distribution fees
   Class A                                                       55,274
   Class B                                                      104,198
   Class C                                                       52,883
  Administrative reimbursements                                  21,776
  Custodian fees                                                 64,745
  Registration fees                                              87,227
  Professional fees                                              66,579
  Printing expense                                               32,278
  Fees and expenses of nonaffiliated trustees                     6,215
  Miscellaneous                                                   7,975
                                                              ----------
     Total expenses                                                            $1,237,763
                                                                               ----------
     Less management fees waived and expenses reim-
      bursed by Pioneer Investment Management, Inc.                            $ (392,734)
     Less fees paid indirectly                                                     (2,459)
                                                                               ----------
     Net expenses                                                              $  842,570
                                                                               ----------
      Net investment income                                                    $  142,851
                                                                               ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY CONTRACTS:
  Net realized gain (loss) on:
   Investments                                                $8,401,452
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies             (135,610)
                                                              ----------
                                                                               $8,265,842
                                                                               ----------
  Change in net unrealized gain (loss) on:
   Investments                                                $(799,909)
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies              (10,374)       $ (810,283)
                                                              ----------       ----------
  Net gain on investments and foreign currency contracts                       $7,455,559
                                                                               ----------
  Net increase in net assets resulting from operations                         $7,598,410
                                                                               ==========

   The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 3/31/05 and 3/31/04, respectively

                                                                Year Ended        Year Ended
                                                                 3/31/05            3/31/04
FROM OPERATIONS:
Net investment income                                        $   142,851       $    68,853
Net realized gain on investments                               8,265,842         2,181,269
Change in net unrealized gain (loss) on investments             (810,283)        7,398,963
                                                             ------------      -----------
   Net increase in net assets resulting from operations      $ 7,598,410       $ 9,649,085
                                                             ------------      -----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                             $36,528,446       $21,324,225
Shares issued in reorganization                               19,043,436                 -
Cost of shares repurchased                                   (22,996,727)      (19,340,827)
                                                             ------------      -----------
   Net increase in net assets resulting from Fund share
     transactions                                            $32,575,155       $ 1,983,398
                                                             ------------      -----------
   Net increase in net assets                                $40,173,565       $11,632,483
                                                             ------------      -----------
NET ASSETS:
Beginning of year                                             30,571,882        18,939,399
                                                             ------------      -----------
End of year (including accumulated net investment loss of
  ($7,901) and ($15,142), respectively)                      $70,745,447       $30,571,882
                                                             ============      ===========

                                    '05 Shares     '05 Amount       '04 Shares     '04 Amount
Class A
Shares sold                            614,106     $11,776,624         881,018     $12,526,857
Less shares repurchased               (312,701)     (5,875,722)       (830,284)    (11,687,778)
                                      --------     ------------       --------     -----------
   Net increase                        301,405     $ 5,900,902          50,734     $   839,079
                                      ========     ============       ========     ===========
Class B
Shares sold                            371,893     $ 6,572,646         217,372     $ 3,134,492
Less shares repurchased               (236,657)     (4,145,203)       (202,096)     (2,833,480)
                                      --------     ------------       --------     -----------
   Net increase                        135,236     $ 2,427,443          15,276     $   301,012
                                      ========     ============       ========     ===========
Class C
Shares sold                            334,117     $ 5,735,544         405,826     $ 5,662,876
Less shares repurchased               (194,850)     (3,316,913)       (344,703)     (4,819,569)
                                      --------     ------------       --------     -----------
   Net increase                        139,267     $ 2,418,631          61,123     $   843,307
                                      ========     ============       ========     ===========
Investor Class
Shares sold                                  -     $         -
Shares issued in reorganization        966,672      19,043,436
Less shares repurchased               (453,275)     (9,417,970)
                                      --------     ------------
   Net increase                        513,397     $ 9,625,466
                                      ========     ============
Class Y (a)
Shares sold                            618,960     $12,443,632
Less shares repurchased                (12,881)       (240,919)
                                      --------     ------------
   Net increase                        606,079     $12,202,713
                                      ========     ============

(a) Class Y shares were first publicly offered on August 11, 2004.

   The accompanying notes are an integral part of these financial statements.
22

Pioneer International Equity Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Year Ended  Year Ended   Year Ended  Year Ended   Year Ended
CLASS A                                                          3/31/05     3/31/04      3/31/03     3/31/02      3/31/01
Net asset value, beginning of period                             $ 17.55     $ 11.64      $ 15.94     $ 16.81      $ 27.50
                                                                 -------     -------      -------     -------      -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $  0.09     $  0.10      $  0.05     $ (0.06)     $ (0.16)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                     3.08        5.81        (4.35)      (0.78)       (9.25)
                                                                 -------     -------      -------     -------      -------
   Net increase (decrease) from investment operations            $  3.17     $  5.91      $ (4.30)    $ (0.84)     $ (9.41)
Distributions to shareowners:
 Net realized gain                                                     -           -            -       (0.03)       (1.28)
                                                                 -------     -------      -------     -------      -------
Net increase (decrease) in net asset value                       $  3.17     $  5.91      $ (4.30)    $ (0.87)     $(10.69)
                                                                 -------     -------      -------     -------      -------
Net asset value, end of period                                   $ 20.72     $ 17.55      $ 11.64     $ 15.94      $ 16.81
                                                                 =======     =======      =======     =======      =======
Total return*                                                      18.06%      50.77%      (26.98)%     (4.98)%     (34.95)%
Ratio of net expenses to average net assets+                        1.65%       1.75%        1.76%       1.75%        1.77%
Ratio of net investment income (loss) to average net assets+        0.52%       0.67%        0.30%      (0.35)%      (0.75)%
Portfolio turnover rate                                              124%        169%          45%         77%          50%
Net assets, end of period (in thousands)                         $27,906     $18,345      $11,578     $16,455      $20,689
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                       2.57%       2.80%        2.94%       2.68%        2.12%
 Net investment loss                                               (0.40)%     (0.38)%      (0.88)%     (1.28)%      (1.10)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                       1.65%       1.75%        1.75%       1.75%        1.75%
 Net investment income (loss)                                       0.52%       0.67%        0.31%      (0.35)%      (0.73)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             Year Ended   Year Ended   Year Ended  Year Ended  Year Ended
CLASS B                                                        3/31/05      3/31/04      3/31/03     3/31/02     3/31/01
Net asset value, beginning of period                           $ 16.41      $ 10.99      $ 15.19     $16.16      $ 26.71
                                                               -------      -------      -------     ------      -------
Increase (decrease) from investment operations:
 Net investment loss                                           $ (0.06)     $ (0.03)     $ (0.09)    $(0.21)     $ (0.42)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                   2.85         5.45        (4.11)     (0.73)       (8.85)
                                                               -------      -------      -------     ------      -------
   Net increase (decrease) from investment operations          $  2.79      $  5.42      $ (4.20)    $(0.94)     $ (9.27)
Distributions to shareowners:
 Net realized gain                                                   -            -            -      (0.03)       (1.28)
                                                               -------      -------      -------     ------      -------
Net increase (decrease) in net asset value                     $  2.79      $  5.42      $ (4.20)    $(0.97)     $(10.55)
                                                               -------      -------      -------     ------      -------
Net asset value, end of period                                 $ 19.20      $ 16.41      $ 10.99     $15.19      $ 16.16
                                                               =======      =======      =======     ======      =======
Total return*                                                    17.00%       49.32%      (27.65)%    (5.80)%     (35.48)%
Ratio of net expenses to average net assets+                      2.54%        2.66%        2.59%      2.62%        2.55%
Ratio of net investment loss to average net assets+              (0.37)%      (0.23)%      (0.54)%    (1.22)%      (1.54)%
Portfolio turnover rate                                            124%         169%          45%        77%          50%
Net assets, end of period (in thousands)                       $12,632      $ 8,575      $ 5,573     $8,992      $12,342
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                     3.42%        3.70%        3.78%      3.54%        2.90%
 Net investment loss                                             (1.25)%      (1.27)%      (1.73)%    (2.14)%      (1.89)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                     2.53%        2.65%        2.59%      2.62%        2.53%
 Net investment loss                                             (0.36)%      (0.22)%      (0.54)%    (1.22)%      (1.52)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.
24

Pioneer International Equity Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             Year Ended   Year Ended  Year Ended  Year Ended  Year Ended
CLASS C                                                        3/31/05      3/31/04     3/31/03     3/31/02     3/31/01
Net asset value, beginning of period                           $16.21       $10.89      $ 15.10     $16.14      $ 26.69
                                                               ------       ------      -------     ------      -------
Increase (decrease) from investment operations:
 Net investment loss                                           $(0.04)      $(0.07)     $ (0.04)    $(0.24)       (0.39)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                  2.82         5.39        (4.17)     (0.77)       (8.88)
                                                               ------       ------      -------     ------      -------
   Net increase (decrease) from investment operations          $ 2.78       $ 5.32      $ (4.21)    $(1.01)     $ (9.27)
Distributions to shareowners:
 Net realized gain                                                  -            -            -      (0.03)       (1.28)
                                                               ------       ------      -------     ------      -------
Net increase (decrease) in net asset value                     $ 2.78       $ 5.32      $ (4.21)    $(1.04)     $(10.55)
                                                               ------       ------      -------     ------      -------
Net asset value, end of period                                 $18.99       $16.21      $ 10.89     $15.10      $ 16.14
                                                               ======       ======      =======     ======      =======
Total return*                                                   17.15%       48.85%      (27.88)%    (6.24)%     (35.50)%
Ratio of net expenses to average net assets+                     2.45%        3.02%        2.98%      2.92%        2.62%
Ratio of net investment loss to average net assets+             (0.26)%      (0.64)%      (0.93)%    (1.53)%      (1.61)%
Portfolio turnover rate                                           124%         169%          45%        77%          50%
Net assets, end of period (in thousands)                       $6,925       $3,652      $ 1,788     $1,553      $ 1,921
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                    3.30%        4.03%        4.15%      3.86%        2.97%
 Net investment loss                                            (1.11)%      (1.65)%      (2.10)%    (2.47)%      (1.96)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                    2.44%        3.02%        2.97%      2.91%        2.60%
 Net investment loss                                            (0.25)%      (0.64)%      (0.92)%    (1.52)%      (1.59)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  12/11/04 to
INVESTOR CLASS                                                      3/31/05
Net asset value, beginning of period                               $ 19.70
                                                                   -------
Increase from investment operations:
  Net investment income                                            $  0.08
  Net realized and unrealized gain on investments and foreign
   currency transactions                                              0.97
                                                                   -------
     Net increase from investment operations                       $  1.05
                                                                   -------
Net increase in net asset value                                    $  1.05
                                                                   -------
Net asset value, end of period                                     $ 20.75
                                                                   =======
Total return*                                                         5.33%
Ratio of net expenses to average net assets+                          1.12%**
Ratio of net investment income to average net assets+                 0.77%**
Portfolio turnover rate                                                124%
Net assets, end of period (in thousands)                           $10,656
Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                        1.71%**
  Net investment income                                               0.18%**
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                        1.11%**
  Net investment income                                               0.78%**

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return is not annualized.
** Annualized.
 + Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.
26

Pioneer International Equity Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  8/11/04 (a) to
CLASS Y                                                              3/31/05
Net asset value, beginning of period                                $ 17.40
                                                                    -------
Increase from investment operations:
  Net investment income                                             $  0.06
  Net realized and unrealized gain on investments and foreign
   currency transactions                                               3.37
                                                                    -------
     Net increase from investment operations                        $  3.43
                                                                    -------
Net increase in net asset value                                     $  3.43
                                                                    -------
Net asset value, end of period                                      $ 20.83
                                                                    =======
Total return*                                                         19.71%
Ratio of net expenses to average net assets+                           0.87%**
Ratio of net investment income to average net assets+                  1.20%**
Portfolio turnover rate                                                 124%
Net assets, end of period (in thousands)                            $12,627
Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                         1.56%**
  Net investment income                                                0.51%**
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                         0.87%**
  Net investment income                                                1.20%**

(a) Class Y shares were first publicly offered on August 11, 2004.
 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return is not annualized.
**  Annualized.
 +  Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer International Equity Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital.

The Fund offers five classes of shares - Class A, Class B, Class C, Investor Class and Class Y shares. Class Y shares were first publicly offered on August 11, 2004. Investor Class shares were first issued on December 10, 2004. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares. Each class of shares represent an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Class Y and Investor Class shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting years. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not

Pioneer International Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. The Fund invests primarily in securities of non-U.S. issuers. The principal exchanges and markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Board of Trustees of the Fund has determined that the use of daily fair valuations as provided by a pricing service is appropriate for the Fund. The Fund may also take into consideration other significant events in determining the fair value of these securities. Thus, the Fund's securities valuations may differ from prices reported by the various local exchanges and markets. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

     The Fund's investments in emerging markets or countries with limited or developing markets may subject the Fund to a greater degree of risk than investments in a developed market. Risks associated with these developing markets include political, social or economic factors and may affect the price of the Fund's investments and income generated by these investments, as well as the Fund's ability to repatriate such amounts.

B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars.

Pioneer International Equity Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/05                              (continued)
--------------------------------------------------------------------------------

     Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.   Forward Foreign Currency Contracts

     The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. At March 31, 2005, the Fund had no outstanding portfolio hedges.

     The Fund's gross forward currency settlement contracts receivable and payable at March 31, 2005 were $1,248,174 and $1,249,417, respectively, resulting in a net payable of $1,243.

D.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

Pioneer International Equity Fund

     In addition to the requirements of the Internal Revenue Code, the Fund may also be required to pay local taxes on the repatriation of certain foreign currencies and/or net realized capital gains in certain countries. During the year ended March 31, 2005, the Fund paid no such taxes.

     In determining daily net asset value, the Fund estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for capital gains taxes, if any, is based on the net unrealized appreciation of certain portfolio securities, the holding periods of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. As of March 31, 2005, the Fund had no reserve for capital gains taxes. The estimated reserve for repatriation of foreign currencies is based on principal balances and/or unrealized appreciation of applicable securities, the holding period of such investments and the related tax rates and other such factors. As of March 31, 2005, the Fund had no reserve related to taxes on the repatriation of foreign currencies.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     There were no distributions paid during the years ended March 31, 2005 and 2004.

     The following shows the components of distributable earnings on a federal income tax basis at March 31, 2005.

--------------------------------------------------------------------------------
                                                                      2005
--------------------------------------------------------------------------------
  Undistributed ordinary income                                    $        -
  Undistributed long-term gain                                        993,300
  Post-October loss deferred                                           (9,144)
  Unrealized appreciation                                           8,870,008
                                                                   ----------
  Total                                                            $9,854,164
--------------------------------------------------------------------------------

Pioneer International Equity Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/05                              (continued)
--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized gain is attributable to the tax deferral of losses on wash sales and mark to market on forward foreign currency contracts.

     At March 31, 2005, the Fund reclassified $135,610 to increase accumulated net investment loss, and $135,610 to increase accumulated net realized gain on investments and foreign currency transactions. The reclassification has no impact on the net assets value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

E.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributors, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A (UniCredito Italiano) earned $21,470 in underwriting commissions on the sale of Class A shares during the year ended March 31, 2005.

F.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y and Investor Class shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Investor Class and Class Y shares can bear different transfer agent and distribution fees.

Pioneer International Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

G.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

H.   Security Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of collateral will be adjusted daily to reflect any price fluctuation in the value of loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

2.   Management Agreement
PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 1.00% of the Fund's average daily net assets up to $300 million; 0.85% of the next $200 million; and 0.75% of the excess over $500 million.

PIM has agreed not to impose a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.75% of the average daily net assets

Pioneer International Equity Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/05                              (continued)
--------------------------------------------------------------------------------

attributable to Class A shares; the portion of the Fund-wide expenses attributable to Class B, Class C and Class Y shares will be reduced only to the extent that such expenses are reduced for Class A shares.

Effective December 1, 2004, PIM has agreed to further limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.60%, 2.50% and 2.50% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. Class Y shares do not have an expense limitation. These expense limitations are in effect through August 1, 2008 for Class A shares and through August 1, 2006 for Class B and Class C shares. PIM expects to continue its limitation of expenses unless the expense limit agreement with the Fund is terminated pursuant to the terms of the expense limit agreement. However, there can be no assurance that PIM will extend the expense limitation beyond August 1, 2008 for Class A shares and August 1, 2006 for Class B and Class C shares. The Fund may terminate the expense limitation agreement at any time; provided, however, that the Board of Trustees would not take such action unless it determined termination of the agreement be in the best interests of the Fund and its shareowners.

Through December 10, 2006, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Fund to the extent necessary to limit Investor Class expenses to 1.40% of the average daily net assets attributable to Investor Class shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At March 31, 2005, $41,586 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3. Transfer Agent
PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $30,346 in transfer agent fees payable to PIMSS at March 31, 2005.

Pioneer International Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

4.   Distribution Plans
The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $24,857 in distribution fees payable to PFD at March 31, 2005.

In addition, redemptions of each class of shares (except Class Y and Investor Class shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Effective December 1, 2004 Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSC are paid to PFD. For the year ended March 31, 2005, CDSCs of $13,133 were paid to PFD.

The Fund charges a 2.0% redemption fee on Class A, Class B, Class C, Investor Class and Class Y shares sold within 30 days of purchase. For Class A shares this fee became effective November 1, 2003, while for Class B and C shares this fee became effective July 1, 2004. The fee does not apply to certain types of transactions as described in the Fund's prospectus. For the year ended March 31, 2005, the Fund collected $4,135 in redemption fees, which are included in the Fund's capital account.

5.   Expense Offset Arrangements
The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses

Pioneer International Equity Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/05                              (continued)
--------------------------------------------------------------------------------

due to interest earned on cash held by PIMSS. For the year ended March 31, 2005, the Fund's expenses were reduced by $2,459 under such arrangements.

6.   Line of Credit Facility
The Fund, along with certain other Funds in the Pioneer Family of Funds (the "Funds"), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended March 31, 2005, the Fund had no borrowings under this agreement.

7.   Merger Information
On December 8, 2004, beneficial owners of Safeco International Stock Fund (one of a series that comprised Safeco Common Stock Trust), approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on December 10, 2004, by exchanging all of Safeco's net assets for Investor Class shares of the Fund, based on the Fund's Class A shares' ending net asset value. The following charts show the details of the reorganization as of that closing date ("Closing Date"):

-------------------------------------------------------------------------------------------------
                                 Pioneer                  Safeco                   Pioneer
                              International            International            International
                               Equity Fund              Stock Fund               Equity Fund
                          (Pre-Reorganization)     (Pre-Reorganization)     (Post-Reorganization)
-------------------------------------------------------------------------------------------------
  Net Assets                   $44,880,278              $19,043,436              $63,923,714
  Shares Outstanding             2,324,813                1,678,949                3,291,485
  Investor Class
  Shares Issued                                                                      966,672
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                         Unrealized               Accumulated
                                                        Appreciation                 Gain
                                                         on Closing               On Closing
                                                            Date                     Date
-------------------------------------------------------------------------------------------------
  Safeco International Stock Fund                        $6,383,650               $4,692,286
-------------------------------------------------------------------------------------------------

Pioneer International Equity Fund

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer International Equity Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer International Equity Fund (the "Fund") as of March 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended March 31, 2002, were audited by other auditors who have ceased operations and whose report dated May 2, 2002 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer International Equity Fund at March 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                              /s/ Ernst & Young LLP

Boston, Massachusetts
May 17, 2005

Pioneer International Equity Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") voting separately annually approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and is in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect of the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and

Pioneer International Equity Fund

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one and three years and life of the Fund periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund, the break points in the Fund's management fee and of a peer group of funds selected by the Independent Trustees for this purpose and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of

Pioneer International Equity Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

    investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's performance compared to both the performance of a peer group and the results of an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the first quintile of the peer group for the 12 months ended June 30, 2004, the fourth quintile for the three years ended June 30, 2004, and was in the third quintile for the five years ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment

Pioneer International Equity Fund

    Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the third quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio (before and after giving effect to the expense limitation) for the 12 months ended June 30, 2004 and expense ratios for the comparable period of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio (after giving effect to the expense limitation) was in the third quintile of this peer group for the most recent fiscal year. The Trustees concluded that the Fund's overall expense ratio was capped and thus subsidized at a level lower than that of most of the comparably-sized funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees

Pioneer International Equity Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

    considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. Because of breakpoints in the management fee, the Trustees concluded that any perceived or potential economies of scale would be shared at future asset levels in a reasonable manner as the Fund grows in size, between Fund's shareholders and the Investment Adviser.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research and brokerage services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer International Equity Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 80 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's web site at http://www.sec.gov.

Pioneer International Equity Fund

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

                           Positions Held          Length of Service      Principal Occupation During      Other Directorships Held
Name and Age               With the Fund           and Term of Office     Past Five Years                  by this Trustee
John F. Cogan, Jr. (78)*   Chairman of the         Trustee since 1996.    Trustee and President Serves     Chairman and Director of
                           Board,                  Serves until           until retirement or removal;     ICI Mutual Insurance
                           Trustee and President   successor trustee is   Deputy Chairman and a Director   Company; Director of
                                                   elected or earlier     of Pioneer Global Asset          Harbor
                                                   retirement or          Management S.p.A. ("PGAM");      Global Company, Ltd.
                                                   removal                Non-Executive Chairman and a
                                                                          Director of Pioneer Investment
                                                                          Management USA Inc.
                                                                          ("PIM-USA"); Chairman and a
                                                                          Director of Pioneer; Director
                                                                          of Pioneer Alternative
                                                                          Investment Management Limited
                                                                          (Dublin); President and a
                                                                          Director of Pioneer
                                                                          Alternative Investment
                                                                          Management (Bermuda) Limited
                                                                          and affiliated funds;
                                                                          President and Director of
                                                                          Pioneer Funds Distributor,
                                                                          Inc. ("PFD"); President of all
                                                                          of the Pioneer Funds; and Of
                                                                          Counsel (since 2000, partner
                                                                          prior to 2000), Wilmer Cutler
                                                                          Pickering Hale and Dorr LLP
                                                                          (counsel to PIM-USA and the
                                                                          Pioneer Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------

Osbert M. Hood (52)**      Trustee and             Trustee since June     President and Chief Executive    None
                           Executive Vice          2003. Serves until     Officer, PIM-USA since May
                           President               successor trustee is   2003 (Director since January
                                                   elected or earlier     2001); President and Director
                                                   retirement or          of Pioneer since May 2003;
                                                   removal                Chairman and Director of
                                                                          Pioneer Investment Management
                                                                          Shareholder Services, Inc.
                                                                          ("PIMSS") since May 2003;
                                                                          Executive Vice President of
                                                                          all of the Pioneer Funds since
                                                                          June 2003; Executive Vice
                                                                          President and Chief Operating
                                                                          Officer of PIM-USA, November
                                                                          2000 to May 2003; Executive
                                                                          Vice President, Chief
                                                                          Financial Officer and
                                                                          Treasurer, John Hancock
                                                                          Advisers, L.L.C., Boston, MA,
                                                                          November 1999 to November
                                                                          2000; Senior Vice President
                                                                          and Chief Financial Officer,
                                                                          John Hancock Advisers, L.L.C.,
                                                                          April 1997 to November 1999

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer International Equity Fund

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

                               Positions Held   Length of Service        Principal Occupation During      Other Directorships Held
Name, Age and Address          With the Fund    and Term of Office       Past Five Years                  by this Trustee
David R. Bock **(61)           Trustee          Trustee since 2005.      Senior Vice President and        Director of The Enterprise
3050 K. Street NW,                              Serves until a           Chief Financial Officer,         Social Investment
Washington, DC 20007                            successor trustee is     I-trax, Inc. (publicly traded    Company (privately-held
                                                elected or earlier       health care services company)    affordable housing
                                                retirement or removal.   (2001 - present); Managing       finance company);
                                                                         Partner, Federal City Capital    Director of New York
                                                                         Advisors (boutique merchant      Mortgage Trust (publicly
                                                                         bank)(1995 - 2000; 2002 to       traded mortgage REIT)
                                                                         2004); Executive Vice
                                                                         President and Chief Financial
                                                                         Officer, Pedestal Inc.
                                                                         (internet-based mortgage
                                                                         trading company) (2000 - 2002)

**Mr. Bock became a Trustee of the Fund on January 1, 2005.
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (57)              Trustee          Trustee since 1997.      President, Bush International    Director of Brady
3509 Woodbine Street,                           Serves until             (international financial         Corporation (industrial
Chevy Chase, MD 20815                           successor trustee        advisory firm)                   identification and
                                                is elected or earlier                                     specialty coated
                                                retirement or removal                                     material products
                                                                                                          manufacturer),
                                                                                                          Millennium Chemicals,
                                                                                                          Inc. (commodity
                                                                                                          chemicals), Mortgage
                                                                                                          Guaranty Insurance
                                                                                                          Corporation, and R.J.
                                                                                                          Reynolds Tobacco
                                                                                                          Holdings, Inc. (tobacco)
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (58)      Trustee          Trustee since 1996.      Founding Director, The           None
1001 Sherbrooke Street West,                    Serves until             Winthrop Group, Inc.
Montreal, Quebec, Canada                        successor trustee        (consulting firm); Professor
H3A 1G5                                         is elected or earlier    of Management, Faculty of
                                                retirement or removal    Management, McGill University
------------------------------------------------------------------------------------------------------------------------------------

Pioneer International Equity Fund

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

                               Positions Held   Length of Service        Principal Occupation During      Other Directorships Held
Name, Age and Address          With the Fund    and Term of Office       Past Five Years                  by this Trustee
Marguerite A. Piret (57)       Trustee          Trustee since 1996.      President and Chief Executive    Director of New America
One Boston Place, 28th Floor,                   Serves until             Officer, Newbury, Piret &        High Income Fund, Inc.
Boston, MA 02108                                successor trustee        Company, Inc. (investment        (closed-end investment
                                                is elected or earlier    banking firm)                    company)
                                                retirement or removal
------------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (76)           Trustee          Trustee since 1996.      Senior Counsel, Sullivan &       Director, The Swiss
125 Broad Street,                               Serves until             Cromwell (law firm)              Helvetia Fund, Inc.
New York, NY 10004                              successor trustee                                         (closed-end investment
                                                is elected or earlier                                     company) and
                                                retirement or removal                                     AMVESCAP PLC
                                                                                                          (investment managers)
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (68)             Trustee          Trustee since 1996.      President, John Winthrop &       None
One North Adgers Wharf,                         Serves until             Co., Inc. (private investment
Charleston, SC 29401                            successor trustee        firm)
                                                is elected or earlier
                                                retirement or removal
------------------------------------------------------------------------------------------------------------------------------------

Pioneer International Equity Fund

------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------

                               Positions Held   Length of Service         Principal Occupation During      Other Directorships Held
Name and Age                   With the Fund    and Term of Office        Past Five Years                  by this Officer
Dorothy E. Bourassa (57)       Secretary        Since November, 2000.     Secretary of PIM-USA; Senior     None
                                                Serves at the discretion  Vice President - Legal of
                                                of the Board              Pioneer; and Secretary/Clerk
                                                                          of most of PIM-USA's
                                                                          subsidiaries since October
                                                                          2000; Secretary of all of the
                                                                          Pioneer Funds since September
                                                                          2003 (Assistant Secretary from
                                                                          November 2000 to September
                                                                          2003); and Senior Counsel,
                                                                          Assistant Vice President and
                                                                          Director of Compliance of
                                                                          PIM-USA from April 1998
                                                                          through October 2000
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (40)     Assistant        Since September,          Assistant Vice President and     None
                               Secretary        2003. Serves at           Senior Counsel of Pioneer
                                                the discretion            since July 2002; Vice
                                                of the Board              President and Senior Counsel
                                                                          of BISYS Fund Services, Inc.
                                                                          (April 2001 to June 2002);
                                                                          Senior Vice President and
                                                                          Deputy General Counsel of
                                                                          Funds Distributor, Inc. (July
                                                                          2000 to April 2001; Vice
                                                                          President and Associate
                                                                          General Counsel from July 1996
                                                                          to July 2000); Assistant
                                                                          Secretary of all Pioneer Funds
                                                                          since September 2003
------------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (47)           Assistant        Since September,          Partner, Wilmer Cutler           None
                               Secretary        2003. Serves at           Pickering Hale and Dorr LLP;
                                                the discretion            Assistant Secretary of all
                                                of the Board              Pioneer Funds since September
                                                                          2003
------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (59)              Treasurer        Since November, 2000.     Vice President - Fund            None
                                                Serves at the discretion  Accounting, Administration and
                                                of the Board              Custody Services of Pioneer;
                                                                          and Treasurer of all of the
                                                                          Pioneer Funds (Assistant
                                                                          Treasurer from June 1999 to
                                                                          November 2000)
------------------------------------------------------------------------------------------------------------------------------------

Pioneer International Equity Fund

------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------

                               Positions Held   Length of Service         Principal Occupation During      Other Directorships Held
Name and Age                   With the Fund    and Term of Office        Past Five Years                  by this Officer
Mark E. Bradley (45)           Assistant        Since November, 2004.     Deputy Treasurer of Pioneer      None
                               Treasurer        Serves at the discretion  since 2004; Treasurer and
                                                of the Board              Senior Vice President, CDC
                                                                          IXIS Asset Management Services
                                                                          from 2002 to 2003; Assistant
                                                                          Treasurer and Vice President,
                                                                          MFS Investment Management from
                                                                          1997 to 2002; and Assistant
                                                                          Treasurer of all of the
                                                                          Pioneer Funds since November
                                                                          2004
Luis I. Presutti (40)          Assistant        Since November, 2000.     Assistant Vice President -       None
                               Treasurer        Serves at the discretion  Fund Accounting,
                                                of the Board              Administration and Custody
                                                                          Services of Pioneer; and
                                                                          Assistant Treasurer of all of
                                                                          the Pioneer Funds since
                                                                          November 2000
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (47)             Assistant        Since May, 2002. Serves   Fund Accounting Manager - Fund   None
                               Treasurer        at the discretion of the  Accounting, Administration and
                                                Board                     Custody Services of Pioneer;
                                                                          and Assistant Treasurer of all
                                                                          of the Pioneer Funds since May
                                                                          2002
------------------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (31)    Assistant        Since May, 2002. Serves   Fund Administration Manager -    None
                               Treasurer        at the discretion of the  Fund Accounting,
                                                Board                     Administration and Custody
                                                                          Services since June 2003;
                                                                          Assistant Vice President -
                                                                          Mutual Fund Operations of
                                                                          State Street Corporation from
                                                                          June 2002 to June 2003
                                                                          (formerly Deutsche Bank Asset
                                                                          Management); Pioneer Fund
                                                                          Accounting, Administration and
                                                                          Custody Services (Fund
                                                                          Accounting Manager from August
                                                                          1999 to May 2002, Fund
                                                                          Accounting Services Supervisor
                                                                          from 1997 to July 1999);
                                                                          Assistant Treasurer of all
                                                                          Pioneer Funds since May 2002
------------------------------------------------------------------------------------------------------------------------------------

Pioneer International Equity Fund

------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------

                               Positions Held   Length of Service         Principal Occupation During      Other Directorships Held
Name and Age                   With the Fund    and Term of Office        Past Five Years                  by this Officer
Martin J. Wolin (37)           Chief            Serves at the discretion  Chief Compliance Officer of      None
                               Compliance       of the Board              Pioneer (Director of
                               Officer                                    Compliance and Senior Counsel
                                                                          from November 2000 to
                                                                          September 2004); Vice
                                                                          President and Associate
                                                                          General Counsel of UAM Fund
                                                                          Services, Inc. (mutual fund
                                                                          administration company) from
                                                                          February 1998 to November
                                                                          2000; and Chief Compliance
                                                                          Officer of all of the Pioneer
                                                                          Funds.
------------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

  U.S. Equity                          Pioneer Ibbotson Growth
  Pioneer Fund                           Allocation Fund
  Pioneer Balanced Fund                Pioneer Ibbotson Aggressive
  Pioneer Cullen Value Fund              Allocation Fund
  Pioneer Equity Income Fund
  Pioneer Equity Opportunity Fund      International/Global Equity
  Pioneer Growth Opportunities Fund    Pioneer Emerging Markets Fund
  Pioneer Growth Shares                Pioneer Europe Select Fund
  Pioneer Mid Cap Growth Fund          Pioneer Europe Fund
  Pioneer Mid Cap Value Fund           Pioneer International Equity Fund
  Pioneer Oak Ridge Large Cap          Pioneer International Value Fund
    Growth Fund
  Pioneer Oak Ridge Small Cap          Fixed Income
    Growth Fund                        Pioneer America Income Trust
  Pioneer AmPac Growth Fund(1)         Pioneer Bond Fund
  Pioneer Small and Mid Cap            Pioneer California Tax Free
    Growth Fund(2)                       Income Fund
  Pioneer Growth Leaders Fund(3)       Pioneer Global High Yield Fund
  Pioneer Strategic Growth Fund(4)     Pioneer High Yield Fund
  Pioneer Real Estate Shares           Pioneer Municipal Bond Fund
  Pioneer Research Fund                Pioneer Short Term Income Fund
  Pioneer Small Cap Value Fund         Pioneer Strategic Income Fund
  Pioneer Small Company Fund           Pioneer Tax Free Income Fund
  Pioneer Value Fund
                                       Money Market
  Asset Allocation                     Pioneer Cash Reserves Fund*
  Pioneer Ibbotson Moderate            Pioneer Tax Free Money
    Allocation Fund                      Market Fund

(1) Formerly Pioneer Papp America-Pacific Rim Fund
(2) Formerly Pioneer Papp Small and Mid Cap Growth Fund
(3) Formerly Pioneer Papp Stock Fund
(4) Formerly Pioneer Papp Strategic Growth Fund

* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                     1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.





ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the filings of its Form N-1A, totaled approximately $42,500 in 2005 and approximately $29,400 in 2004.


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
Fees for the Fund's audit-related service, which was for a review of the semi annual financial statements, totaled approximately $10,000 in 2004. There were no audit-related services in 2005.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $13,075 in 2005 and $8,075 in 2004.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Fund during the fiscal years ended March 31, 2005 and 2004.



(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.


Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new
SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended March 31, 2005 and 2004, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), recently has advised the Securities and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate has raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. The Committee continues to review the facts and circumstances surrounding the matter, including the issue of whether the monies transferred for employees' taxes were de facto monies due the employees for tax payments rather than monies belonging to UCI.
E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.


Aggregate Non-Audit Fees

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $14,175 in 2005 and $22,075 in 2004.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule
2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer International Equity Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  May 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 27, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 27, 2005

* Print the name and title of each signing officer under his or her signature.